PUTNAM
                                                 CONVERTIBLE
                                                 OPPORTUNITIES
                                                 AND INCOME TRUST


[Artwork]


SEMIANNUAL REPORT
August 31, 1995


[Putnam Logo]


Boston * London * Tokio

PERFORMANCE HIGHLIGHTS

"Strength in the small-cap market is a plus for convertibles. Large-cap stocks were clearly the dominant players in the market early this year, but attention started to shift to small-caps by the end of the second quarter. Given the re-latively high degree of correlation between small-cap stocks and convertibles, the revival of the small-cap sector is a welcome sign."

   -- The Value Line Mutual Fund Survey, September 5, 1995

". . . The heavy flow of new issues is leading to an overall repricing of the high-yield market, giving rise to wider spreads over Treasuries, a development that's heightened interest in the sector. . . . Managers are reshuffling hold-
ings and adding better names with brighter outlooks and reducing those that present greater risks yet little in the way of reward."

   -- "Finding Diamonds in the Rough," Barron's, September 18, 1995

SEMIANNUAL RESULTS AT A GLANCE
-------------------------------------------------------------------------------
 TOTAL RETURN:                                            NAV     MARKET PRICE
-------------------------------------------------------------------------------
 (change in value during period
 plus reinvested distributions)
 Life of fund (since 6/29/95)                            2.82%           -2.00%
-------------------------------------------------------------------------------
 SHARE VALUE:                                             NAV     MARKET PRICE
-------------------------------------------------------------------------------
 6/29/95                                               $24.82           $25.00
 8/31/95                                                25.52            24.50
-------------------------------------------------------------------------------
 DISTRIBUTIONS:
-------------------------------------------------------------------------------
 No distributions were paid during the period. The fund will commence payment of monthly distributions in October 1995.
-------------------------------------------------------------------------------
 Data above represent past results and are not indicative of future performance. For performance over longer periods, see pages 8 and 9.

FROM THE CHAIRMAN                                [PHOTOGRAPH OF GEORGE PUTNAM]
                                                 * (C) KARSH, OTTAWA
DEAR SHAREHOLDER:

PUTNAM MANAGEMENT'S FORECAST FOR THIS YEAR CALLED FOR CONTINUED IMPROVEMENT IN BOTH THE STOCK AND BOND MARKETS. BUT IT CERTAINLY DID NOT ANTICIPATE THE VIGO-ROUS ADVANCE OF BOTH MARKETS DURING THE YEAR'S FIRST HALF. FEW EXPECT THE MAR-KETS TO REMAIN AS ROBUST AS THEY HAVE BEEN SO FAR IN 1995, BUT PUTNAM CONVERTI-BLE OPPORTUNITIES AND INCOME TRUST'S MANAGERS BELIEVE THE ADVANCE AND THE ECO-NOMIC RECOVERY STILL HAVE A WAY TO GO.

THE POSSIBILITY OF SOME NEAR-TERM TURBULENCE DOES EXIST, HOWEVER, AS INVESTORS TAKE PROFITS, DISCERN INTEREST-RATE TRENDS, AND ASSESS THE EFFECTS OF A SLOWER ECONOMY ON CORPORATE EARNINGS GROWTH. PUTNAM MANAGEMENT BELIEVES PROSPECTS ARE BRIGHTER DOWN THE ROAD AS THESE AND OTHER ISSUES ARE RESOLVED.

FURTHERMORE, AS THE ELECTION CAMPAIGN SPARKS TAX-CHANGE PROPOSALS, ANTICIPATION OF MAJOR REFORMS THAT FAVOR SAVING AND INVESTING MAY SPUR INVESTOR CONFIDENCE. SUCH A PROSPECT COULD HELP SUSTAIN THE CURRENT MARKET ADVANCE EVEN THOUGH NO MEANINGFUL LEGISLATION IS LIKELY BEFORE 1997.

IN THE FOLLOWING REPORT, FUND MANAGERS HUGH MULLIN AND JENNIFER LEICHTER REVIEW PERFORMANCE DURING THE FUND'S INAUGURAL FISCAL PERIOD, WHICH ENDED AUGUST 31, 1995, AND PRESENT THEIR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR.

RESPECTFULLY YOURS,


GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
OCTOBER 18, 1995

* (C) Copyright.

REPORT FROM THE FUND MANAGERS
HUGH H. MULLIN, LEAD MANAGER
JENNIFER E. LEICHTER

The newest member of Putnam's closed-end fund family -- Putnam Convertible Opportunities and Income Trust -- completed its first fiscal reporting period with solid performance results. The fund's 2.82% total return at net asset value for the period from June 29 through August 31, 1995, surpassed one of its per-formance benchmarks while trailing the other. The First Boston High-Yield Index gained 1.83% and the Merrill Lynch All-Convertible Index advanced 4.78% over the same period. However, given that the fund's strategy entails investments in both convertible securities and corporate high-yield bonds, we consider its perfor-mance to be competitive with the combined average return for both indexes:
3.31%.

FED RATE CUT WELL RECEIVED BY FINANCIAL MARKETS
The performance of convertible and high-yield securities moved ahead over the fiscal period in response to a welcome shift in U.S. monetary policy. In order to avoid choking off the economic recovery, the Federal Reserve Board lowered its target for short-term bank-lending rates by one-quarter percentage point to 5.75% at its July meeting. Investors, by and large, cheered the Fed's action with renewed confidence that economic growth will likely continue, albeit at a slower pace than earlier in the year. Sustained economic growth is a plus for convertible and high-yield issuers, since many are small to medium-sized growth companies that require strong cash flows to finance growth and service debt.

SMALL-CAP CONVERTIBLES OFFER VALUE PLUS GROWTH POTENTIAL
Under normal market conditions, we will invest at least 25%, but not more than 75%, of the fund's total assets in convertible securities and high-yield bonds. As of August 31, Putnam Convertible Opportunities and Income Trust's portfolio was split approximately equally between high-yield bonds and convertibles.

We have thus far focused on the small-capitalization sector of the convertible marketplace. Normally, the performance of small-capitalization convertibles re-flects the performance of small-company stocks, but with less volatility than stocks. Led by the well-publicized technology rally, small-company stocks have powered ahead thus far in 1995. However, despite their higher current prices, we believe small-cap convertibles still offer reasonable value, both histori-cally and relative to other sectors of the convertible market.

Among the fund's standout convertible holdings is People's Bank, a Connecticut-based institution with a sizable credit-card operation and the dominant deposit market share within Fairfield County. People's Bank has strengthened the credit quality of its loan portfolio and, along with the fund's other bank and thrift investments, has benefited from lower interest rates and higher loan volumes.

Other holdings that ranked among the fund's largest convertible positions as of August 31 include Quanex, a small specialty metals manufacturer, which operates steel and aluminum mini-mills; Sterling Software, a rapidly growing company with a strong presence in the electronic data interchange business; and Service Corp. International, a multinational funeral home and cemetery operator based in Hous-ton.

GROWTH-ORIENTED CABLE TV AND TELECOM COMPANIES MARK HIGH-YIELD PORTFOLIO
In keeping with our strategy of balancing growth-oriented companies with cycli-cal companies, the bonds of cable television

[Bar Chart - Page 5]

TOP INDUSTRY SECTORS (8/31/95) *
----------------------------------------------------
Oil and gas                      6.8%
Retail                           4.3%
Broadcasting                     4.1%
Insurance                        3.8%
Cellular communications          3.5%
----------------------------------------------------

* Based on percentage of total net assets. Allocations will vary over time.

and telecommunications companies represented a major theme within the fund's high-yield portfolio. (Cyclicals are companies whose sales and earnings tend to track the ups and downs of the economic cycle.) Companies such as Insight Co-mmunications (a growing cable operator), Intelcom Group (a leading telephone-services provider), and Commnet Cellular were among the fund's largest high-yield bond holdings at the end of the period. We continue to believe that the new telecommunications legislation passed by the U.S. Senate -- if signed into law -- will likely provide a major boost to cable TV companies and to the full range of other businesses servicing the burgeoning telecommunications industry.

Capitalizing on the value available among electric utilities, we added several public-utility bonds to the fund. Holdings such as independent power producer Midland Cogeneration and Cleveland Electric are attractive because their bonds tend to exhibit a higher correlation with the Treasury market than with the high-yield market. As a result, these and other public-utility investments in-crease the overall diversification of the fund's high-yield portfolio.

ISSUERS CONTINUE TO POST STRONG CASH FLOWS;
SELECTIVE APPROACH TO MARKETS GOING FORWARD
While we expect the U.S. economy to proceed at a relatively slow pace for the balance of calendar 1995, we nevertheless believe that many convertible and high-yield issuers will continue to post strong cash flows. The combination of favorable cash-flow trends and low interest rates has enabled many companies to strengthen their balance sheets by refinancing higher-rate debt and by aggressi-vely paying down debt. We believe this is likely to continue through the remain-der of the year.

Given the impressive performance of equity markets thus far in 1995, it is like-ly that investors will seek to capture some of their profits in the months to come. This could result in intermittent market corrections. As hybrid securi-ties, small-cap convertibles benefit in such a market environment by their abi-lity to participate in much of the stock market's strength, while providing some downside protection through their investment value as fixed-income securities. Nevertheless, we will continue to be especially selective in our security pur-chases through the rest of 1995.

Selectivity will also be the watchword in our high-yield investment activities. We expect the slower-growth economic environment to

TOP HOLDINGS (8/31/95)
-------------------------------------------------------------------------------
CORPORATE HIGH YIELD

SAFEWAY, INC. 8.57% MEDIUM-TERM NOTES, 2003
Food distributor and supermarket operator
-------------------------------------------------------------------------------
INTELCOM GROUP, INC. STEPPED-COUPON ZERO %, 144A UNITS, 2005
Telephone services provider
-------------------------------------------------------------------------------
MIDLAND FUNDING CORP. 11.75%, 2005
Electric utility
-------------------------------------------------------------------------------
PSF FINANCE (L.P.) 12.25%, 2004
Finance arm of major pork processor
-------------------------------------------------------------------------------
COMMNET CELLULAR, INC. 11.25%, 2005
Cellular communications provider
-------------------------------------------------------------------------------

CONVERTIBLE

PEOPLE'S BANK $4.25 CONVERTIBLE PREFERRED
Regional bank
-------------------------------------------------------------------------------
SERVICE CORP. INTL. $6.25 CONVERTIBLE PREFERRED
Major funeral home and cemetery operator
-------------------------------------------------------------------------------
COMCAST CORP. 1.125% CONVERTIBLE
Cable television broadcasting
-------------------------------------------------------------------------------
STANDARD COMMERCIAL CORP. 7.25% CONVERTIBLE
Processor and wholesale distributor of tobacco and wool
-------------------------------------------------------------------------------
J. BAKER, INC. 7.00% CONVERTIBLE
Footwear retailer
-------------------------------------------------------------------------------
* Top holdings represent 10.2% of the fund's total net assets. Portfolio hold-ings will vary over time.

draw a sharper contrast between the strong and the weak high-yield issuers. The ability of various high-yield issuers to service their outstanding debt obliga-tions can decline perceptibly in the face of weakening business conditions. Gi-ven Putnam's extensive credit-research capabilities, we believe we have the re-sources necessary to assess accurately the creditworthiness of high-yield issuers in a wide range of industries.

Our current overall strategy for your fund is to structure a well-diversified portfolio of bonds and convertible securities with the potential for total re-turns that are attractive relative to their risk levels. We will continue to monitor corporate and economic developments in the months ahead as we pursue these goals and further develop the fund's track record.

The views expressed throughout this report are exclusively those of Putnam Mana-gement. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/95, there is no guarantee the fund will conti-nue to hold these securities in the future. The lower credit ratings of the high-yield corporate bonds in which the fund invests reflect a greater possibi-lity that adverse changes in the economy or in the business conditions of their issuers may affect the issuers' ability to pay principal and interest on the bonds.

PERFORMANCE SUMMARY

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assum-ing you held the shares through the entire period and reinvested all distribu-tions back into the fund. We show total return in two ways: on a cumulative long-term basis and on average how the fund might have grown each year over varying periods.

Performance should always be considered in light of a fund's investment strate-gy. Putnam Convertible Opportunities and Income Trust is designed for investors seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yield securities.

TOTAL RETURN FOR PERIOD ENDED 8/31/95
                                                   MERRILL LYNCH  FIRST BOSTON
                                       MARKET    ALL-CONVERTIBLE    HIGH YIELD
                                NAV     PRICE              INDEX         INDEX
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95)                2.82%    -2.00%              4.78%         1.83%
-------------------------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 9/30/95
                                                                        MARKET
                                                             NAV         PRICE
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95)                                             3.38%       -10.50%
-------------------------------------------------------------------------------
Performance data represent past results. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions.

TERMS AND DEFINITIONS

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabi-lities divided by the number of outstanding shares.

MARKET PRICE is the current trading price of one share of the fund. Market pri-ces are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

THE FIRST BOSTON HIGH YIELD INDEX is a market-weighted unmanaged index which in-cludes publicly traded bonds having a rating below BBB by Standard & Poor's (R)* and Moody's. It is a commonly accepted measure of performance for non-invest-ment-grade high-yield securities.

THE MERRILL LYNCH ALL CONVERTIBLE INDEX is an unmanaged index commonly used as a measure of performance for convertible securities.

Performance figures for indexes reflect changes of market prices, interest, and reinvestment of all interest payments. Securities in the fund's portfolio will differ from those in the indexes. The average quality of bonds included in the indexes may be lower than the average quality of those bonds in which the fund customarily invests.

* (R) Registered mark.

PORTFOLIO OF INVESTMENTS OWNED
August 31, 1995 (Unaudited)

CORPORATE BONDS AND NOTES (44.8%)*
PRINCIPAL AMOUNT                                                         VALUE

ADVERTISING (0.8%)
-------------------------------------------------------------------------------
$   500,000 Outdoor Systems, Inc. sr. notes 10 3/4s, 2003          $   482,500
    400,000 Universal Outdoor, Inc. sub. deb. 11s, 2003                392,000
                                                                  -------------
                                                                       874,500
AEROSPACE AND DEFENSE (0.8%)
-------------------------------------------------------------------------------
    250,000 K&F Industries Inc. sub. deb. 13 3/4s, 2001                259,375
    500,000 UNC, Inc. sr. notes 9 1/8s, 2003                           472,500
                                                                  -------------
                                                                       731,875
AGRICULTURE (1.7%)
-------------------------------------------------------------------------------
  1,000,000 PMI Holdings Corp. Ser. B, sub. disc. deb. stepped-
            coupon zero % (11 1/2s, 9/1/00), 2005 ++                   540,000
  1,000,000 PSF Finance (L.P.) sr. exch. notes 12 1/4s, 2004         1,031,750
                                                                  -------------
                                                                     1,571,750
ALUMINUM (0.6%)
-------------------------------------------------------------------------------
    500,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                12 3/4s, 2003                                          545,000
APPAREL (0.3%)
-------------------------------------------------------------------------------
    250,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                 246,250

BROADCASTING (2.7%)
-------------------------------------------------------------------------------
    750,000 Act III Broadcasting, Inc. sr. sub. notes 9 5/8s, 2003     761,250
    350,000 Commodore Media, Inc. sr. sub. notes stepped-coupon
            7 1/2s, (13 1/4s, 5/1/98), 2003 ++                         313,250
    500,000 New City Broadcasting Corp. sr. sub. notes 11 3/8s, 2003   487,500
    414,000 Petracom Hldgs. 144A stepped-coupon zero %, (17 1/2s,
            2003), 2003                                                248,918
    750,000 SFX Broadcasting, Inc. sr. sub. notes 11 3/8s, 2000        781,875
                                                                  -------------
                                                                     2,592,793
BUILDING AND CONSTRUCTION (1.5%)
-------------------------------------------------------------------------------
    300,000 Del. Webb Corp. sr. sub. deb. 9 3/4s, 2003                 291,000
    500,000 Presley Co. sr. notes 12 1/2s, 2001                        415,000
    275,000 Schuller International Corp. sr. notes 10 7/8s, 2004       301,125
    450,000 Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000          442,125
                                                                  -------------
                                                                     1,449,250
BUILDING PRODUCTS (0.5%)
-------------------------------------------------------------------------------
    500,000 Walter Industries Inc. sr. notes Ser. B, 12.19s, 2000      507,500

PRINCIPAL AMOUNT                                                         VALUE

CABLE TELEVISION (3.4%)
-------------------------------------------------------------------------------
$   885,137 Adelphia Communications Corp. sr. notes 9 1/2s, 2004+* $   743,515
    500,000 CF Cable TV sr. notes 9 1/8s, 2007 (Canada)                497,500
    250,000 Century Communications Corp. sr. notes 9 3/4s, 2002        253,125
    175,630 Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003+*     163,336
  1,000,000 Insight Communications Co. sr. sub. notes stepped-coupon
            8 1/4s (11 1/4s, 3/1/96), 2000 ++                        1,020,000
    500,000 Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005             500,000
                                                                  -------------
                                                                     3,177,476
CELLULAR COMMUNICATIONS (3.5%)
-------------------------------------------------------------------------------
    250,000 Call-Net Enterprises stepped-coupon zero % (13 1/4s,
            12/1/99), 2004 ++                                          156,250
  1,000,000 Comcast Cellular Corp. sr. participating notes Ser. B,
            zero %, 2000                                               750,000
  1,000,000 Commnet Cellular Inc. bonds 11 1/4s, 2005                1,027,500
  1,000,000 NEXTEL Communications, Inc. sr. disc. notes
            stepped-coupon zero % (11 1/2s, 9/1/98), 2003 ++           565,000
  1,000,000 Pricellular Wire sr. disc. notes stepped-coupon zero %
            (14s, 11/15/97), 2001 ++                                   825,000
                                                                  -------------
                                                                     3,323,750
CHEMICALS (1.8%)
-------------------------------------------------------------------------------
    500,000 G-I Holdings, Inc. sr. disc. notes Ser. B, zero %, 1998    357,500
    250,000 Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003         210,000
    500,000 OSI Specialties Corp. sr. secd. disc. deb. stepped-
            coupon zero % (11 1/2s, 4/15/99), 2004 ++                  370,000
    750,000 OSI Specialties Inc. sr. sub. notes 9 1/4s, 2003           765,000
                                                                  -------------
                                                                     1,702,500
COMPUTER EQUIPMENT (0.6%)
-------------------------------------------------------------------------------
    598,000 Computervision Corp. sr. sub. notes 11 3/8s, 1999          599,495

CONGLOMERATES (0.6%)
-------------------------------------------------------------------------------
    435,000 MacAndrews & Forbes Group, Inc. deb. 12 1/4s, 1996         435,000
    250,000 Talley Industries, Inc. sr. disc. deb. stepped-coupon
            zero % (12 1/4s, 10/15/98), 2005 ++                        176,250
                                                                  -------------
                                                                       611,250
CONSUMER SERVICES (0.2%)
-------------------------------------------------------------------------------
    200,000 Solon Automated Services, Inc. sr. sub. deb. 13 3/4s,
            2002                                                       199,500

CONTAINERS (0.6%)
-------------------------------------------------------------------------------
    500,000 Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002          537,500

ELECTRIC UTILITIES (2.0%)
-------------------------------------------------------------------------------
    400,000 Cleveland Electric Illuminating Co. Ser. E, 1st mtge.
            9s, 2023                                                   368,104
    500,000 First PV Funding Corp. deb. 10.15s, 2016                   507,375
  1,000,000 Midland Funding Corp. II deb. Ser. A, 11 3/4s, 2005      1,047,500
                                                                  -------------
                                                                     1,922,979

PRINCIPAL AMOUNT                                                         VALUE

ELECTRONICS (1.1%)
-------------------------------------------------------------------------------
$   500,000 Amphenol Corp. sr. notes 10.45s, 2001                  $   545,000
  1,000,000 International Semi-Tech. Corp. sr. disc. notes
            stepped-coupon zero % (11 1/2s, 8/15/00),
            2003 (Canada) ++                                           515,000
                                                                  -------------
                                                                     1,060,000
ENTERTAINMENT (1.7%)
-------------------------------------------------------------------------------
    500,000 Cablevision Systems Corp. sr. sub. reset deb.
            10 3/4s, 2004                                              532,500
    400,000 Cinemark Mexico 144A Ser. C notes 12s, 2003                372,000
    500,000 Premier Parks, Inc. 144A sr. notes 12s, 2003               502,500
    250,000 Viacom International, Inc. sub. deb. 8s, 2006              242,500
                                                                  -------------
                                                                     1,649,500
FINANCIAL SERVICES (1.1%)
-------------------------------------------------------------------------------
    600,000 Banco National Mexicana cv. Company Guaranty 7s,
            1999 (Bahamas)                                             495,000
    500,000 Comdata Network, Inc. sr. sub. deb. 13 1/4s, 2002          586,875
                                                                  -------------
                                                                     1,081,875
FOOD (0.5%)
-------------------------------------------------------------------------------
    550,000 Fresh Del Monte Produce Corp. 144A sr. notes,
            Ser. B, 10s, 2003 (Netherlands)                            464,750

FOOD CHAINS (2.3%)
-------------------------------------------------------------------------------
  1,500,000 Safeway, Inc. med. term notes 8.57s, 2003                1,565,625
    750,000 Southland Corp. 1st priority sr. sub. deb. 5s, 2003        564,375
                                                                  -------------
                                                                     2,130,000
FOREST PRODUCTS (0.7%)
-------------------------------------------------------------------------------
    200,000 Riverwood International Corp. sr. sub. notes 11 1/4,
            2002                                                       217,000
    400,000 Stone Container Corp. 1st mtge. 10 3/4s, 2002              417,000
                                                                  -------------
                                                                       634,000
HEALTH CARE (2.6%)
-------------------------------------------------------------------------------
    150,000 Continental Medical Systems Inc. sr. sub. notes
            10 7/8s, 2002                                              163,500
    500,000 Continental Medical Systems Inc. sr. sub. notes, Ser.
            B, 10 3/8s, 2003                                           546,250
    500,000 General Medical Corp. sr. sub. notes 10 7/8s, 2003         515,000
    500,000 McGaw, Inc. sr. notes 10 3/8s, 1999                        518,750
    700,000 Paracelsus Healthcare Corp. sr. sub. notes 9 7/8s, 2003    710,500
                                                                  -------------
                                                                     2,454,000
INSURANCE (1.1%)
-------------------------------------------------------------------------------
    500,000 American Life Holding Co. sr. sub. notes 11 1/4s, 2004     525,000
    500,000 Terra Nova Insurance Hld sr. notes 10 3/4s, 2005
            (United Kingdom)                                           522,500
                                                                  -------------
                                                                     1,047,500

PRINCIPAL AMOUNT                                                         VALUE

LODGING (1.8%)
-------------------------------------------------------------------------------
$   500,000 HMH Properties Inc. 144A sr. notes 9 1/2s, 2005        $   480,625
    500,000 John Q. Hammons Hotels 1st mtge. notes 8 7/8s, 2004        470,000
    275,000 La Quinta Motor Inns, Inc. deb. 9 1/4s, 2003               283,250
    500,000 Red Roof Inns Inc. sr. notes 9 5/8s, 2003                  482,500
                                                                  -------------
                                                                     1,716,375
MEDICAL MANAGEMENT SERVICES (0.6%)
-------------------------------------------------------------------------------
    500,000 Integrated Health Services sr. sub. notes 10 3/4s, 2004    532,500

OFFICE EQUIPMENT (0.3%)
-------------------------------------------------------------------------------
    250,000 United Stationer Supply 144A sr. sub. notes 12 3/4s, 2005  262,500

OIL AND GAS (2.5%)
-------------------------------------------------------------------------------
    250,000 Chesapeake Energy Corp. 144A sr. notes 10 1/2s, 2002       248,125
    500,000 Flores & Rucks, Inc. sr. notes 13 1/2s, 2004               556,250
    500,000 Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s,
            2005 (Canada)                                              500,000
    500,000 Maxus Energy Corp. deb. 11 1/4s, 2013                      487,500
    500,000 Trans Texas Gas Corp. sr. secd. notes 11 1/2s, 2002        523,750
                                                                  -------------
                                                                     2,315,625
PAGING (0.6%)
-------------------------------------------------------------------------------
    500,000 Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002    548,750

PAPER (0.7%)
-------------------------------------------------------------------------------
    250,000 Gaylord Container Corp. sr. sub. disc. deb.
            stepped-coupon zero % (12 3/4s, 5/15/96), 2005 ++          248,750
    400,000 Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)       402,000
                                                                  -------------
                                                                       650,750
RAIL EQUIPMENT (0.2%)
-------------------------------------------------------------------------------
    200,000 Westinghouse Air Brake sr. notes 9 3/8s, 2005              207,500

RECREATION (1.9%)
-------------------------------------------------------------------------------
    250,000 Lady Luck Gaming Corp. 1st mtge. Ser. B 10 1/2s, 2001      192,500
    250,000 Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998     237,500
    500,000 Stratosphere Corp. 1st mtge. 14 1/4s, 2002                 517,500
    419,000 Trump Castle Funding Corp. mtge. 11 3/4s, 2003             318,440
    500,000 Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005     502,500
                                                                  -------------
                                                                     1,768,440
RETAIL (1.5%)
-------------------------------------------------------------------------------
    400,000 County Seat Stores Inc. sr. sub. notes 12s, 2002           386,000
  1,000,000 Loehmanns' Holdings, Inc. sr. sub. notes 13 3/4s, 1999     985,000
                                                                  -------------
                                                                     1,371,000
SCHOOL BUSES (0.4%)
-------------------------------------------------------------------------------
    350,000 Blue Bird Body Co. sub. deb. Ser. B, 11 3/4s, 2002         359,625

PRINCIPAL AMOUNT                                                         VALUE

SPECIALTY CONSUMER PRODUCTS (0.8%)
-------------------------------------------------------------------------------
$   250,000 Herff Jones, Inc. 144A sr. sub. notes 11s, 2005        $   254,375
    500,000 Selmer Co., Inc. 144A sr. sub. notes 11s, 2005             480,000
                                                                  -------------
                                                                       734,375
TEXTILES (0.8%)
-------------------------------------------------------------------------------
    750,000 Foamex (L.P.) Capital Corp. sr. sub. deb. 11 7/8s, 2004    727,500
                                                                  -------------
            TOTAL CORPORATE BONDS AND NOTES (cost $42,067,791)     $42,309,933

CONVERTIBLE BONDS AND NOTES (25.4%)
PRINCIPAL AMOUNT                                                         VALUE

APPAREL (0.3%)
-------------------------------------------------------------------------------
$   675,000 L.A. Gear, Inc. cv. sub. deb. 7 3/4s, 2002             $   324,000

BASIC INDUSTRIAL PRODUCTS (1.1%)
-------------------------------------------------------------------------------
    140,000 Agco Corp. cv. sub. deb. 6 1/2s, 2008                      534,800
    370,000 Titan Wheel International Inc. cv. sub. deb. 4 3/4s, 2000  537,425
                                                                  -------------
                                                                     1,072,225
BROADCASTING (1.3%)
-------------------------------------------------------------------------------
  1,400,000 Comcast Corp. cv. notes 1 1/8s, 2007                       733,250
    450,000 International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005     517,500
                                                                  -------------
                                                                     1,250,750
BUSINESS EQUIPMENT AND SERVICES (0.4%)
-------------------------------------------------------------------------------
    360,000 Unisys Corp. cv. sub. notes 8 1/4s, 2000                   369,000

COMPUTER EQUIPMENT (0.3%)
-------------------------------------------------------------------------------
    300,000 Conner Peripherals Inc. cv. sub. deb. 6 1/2s, 2002         258,375

COMPUTER SOFTWARE (0.7%)
-------------------------------------------------------------------------------
    400,000 Sterling Software, Inc. cv. deb. 5 3/4s, 2003              640,500

COMPUTERS (0.3%)
-------------------------------------------------------------------------------
    250,000 EMC Corp. cv. sub. notes 4 1/4s, 2001                      295,000

CONSUMER SERVICES (0.6%)
-------------------------------------------------------------------------------
  1,315,000 ADT Operations Inc. cv. sub. notes zero %, 2010            550,656

ELECTRONICS (2.2%)
-------------------------------------------------------------------------------
    285,000 Altera Corp. 144A cv. sub. notes 5 3/4s, 2002              388,313
    300,000 Motorola Inc. cv. deb. LYON zero %, 2013                   267,000
    325,000 Samsung Heavy Industries cv. deb. 1/2s, 2009               344,500
    875,000 Solectron Corp. cv. sub. LYON zero %, 2012                 645,313
    350,000 Thermo Instrument Systems Inc. cv. deb. 3 3/4s, 2000       427,875
                                                                  -------------
                                                                     2,073,001
ELECTRONICS AND ELECTRICAL EQUIPMENT (0.4%)
-------------------------------------------------------------------------------
    380,000 Thermo Quest Corp. cv. co. guaranty 5s, 2000               399,000

PRINCIPAL AMOUNT                                                         VALUE

ENTERTAINMENT (0.5%)
-------------------------------------------------------------------------------
$   970,000 Rogers Communications cv. deb. 2s, 2005                $   494,700

ENVIRONMENTAL CONTROL (0.6%)
-------------------------------------------------------------------------------
    600,000 WMX Technologies, Inc. cv. sub. notes 2s, 2005             531,000

FOOD (0.4%)
-------------------------------------------------------------------------------
    320,000 Grand Metropolitan PLC cv. unsub. 6 1/2s, 2000             348,800

HEALTH CARE (0.9%)
-------------------------------------------------------------------------------
    300,000 Careline, Inc. cv. sr. sub. notes 8s, 2001                 312,000
    680,000 Quantum Health Resources, Inc. cv. deb. 4 3/4s, 2000       538,050
                                                                  -------------
                                                                       850,050
HEALTH CARE SERVICES (0.5%)
-------------------------------------------------------------------------------
    500,000 Sun Healthcare Group Inc. 144A cv. sub. 6s, 2004           455,000

HOSPITAL MANAGEMENT (0.5%)
-------------------------------------------------------------------------------
    485,000 Theratx Inc. cv. sub. 8s, 2002                             453,475

INSURANCE (1.1%)
-------------------------------------------------------------------------------
    375,000 Aegon NV 144A cv. deb. 4 3/4s, 2004                        451,875
    540,000 Trenwick Group, Inc. cv. deb. 6s, 1999                     569,700
                                                                  -------------
                                                                     1,021,575
LEISURE (0.7%)
-------------------------------------------------------------------------------
  1,100,000 Coleman Worldwide Corp. cv. sr. sec. notes LYON
            zero %, 2013                                               343,750
    350,000 WMS Industries, Inc. cv. deb. 5 3/4s, 2002                 329,000
                                                                  -------------
                                                                       672,750
MEDICAL MANAGEMENT SERVICES (0.6%)
-------------------------------------------------------------------------------
    520,000 Integrated Health Services, Inc. cv. sub. deb. 6s, 2003    562,250

MEDICAL SUPPLIES (0.6%)
-------------------------------------------------------------------------------
    600,000 Cabot Medical Corp. cv. deb. 7 1/2s, 1999                  570,000

METAL FABRICATE (0.7%)
-------------------------------------------------------------------------------
    675,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                     659,813

METALS AND MINING (0.4%)
-------------------------------------------------------------------------------
    390,000 Teck Corp. cv. sub. deb. 3 3/4s, 2006                      391,950

OIL AND GAS (1.4%)
-------------------------------------------------------------------------------
    375,000 Apache Corp. 144A cv. sub. deb. 6s, 2002                   428,438
    515,000 Cross Timbers Oil Co. cv. deb. 5 1/4s, 2003                433,244
    425,000 Pogo Producing Co. cv sub. notes 5 1/2s, 2004 +            502,563
                                                                  -------------
                                                                     1,364,245

PRINCIPAL AMOUNT                                                         VALUE

PHARMACEUTICALS (1.1%)
-------------------------------------------------------------------------------
$   875,000 Pharmaceutical Marketing Services Inc. cv. deb. 144A
            6 1/4s, 2003                                           $   643,125
    900,000 Roche Holdings, Inc. cv. unsub. LYON zero %, 2010          356,625
                                                                  -------------
                                                                       999,750
PUBLISHING (0.9%)
-------------------------------------------------------------------------------
    450,000 Graphic Industries cv. sub. deb. 7s, 2006                  402,750
  1,375,000 Hollinger, Inc. cv. LYONS zero %, 2013                     421,094
                                                                  -------------
                                                                       823,844
REIT's (0.6%)
-------------------------------------------------------------------------------
    540,000 Camden Property Trust cv. sub. deb. 7.33s, 2001            531,225

RECREATION (0.3%)
-------------------------------------------------------------------------------
    200,000 CML Group Inc. cv. jr. sub. 5 1/2s, 2003                   150,000
    200,000 CML Group, Inc. 144A cv. jr. deb. 5 1/2s, 2003             154,000
                                                                  -------------
                                                                       304,000
RESTAURANTS (1.2%)
-------------------------------------------------------------------------------
  2,240,000 Boston Chicken Inc. cv. LYON zero %, 2015                  532,000
    450,000 Flagstar Corp. cv. jr. sub. deb. 10s, 2014                 315,000
    200,000 Wendy's International, Inc. cv. deb. 7s, 2006              318,750
                                                                  -------------
                                                                     1,165,750
RETAIL (2.8%)
-------------------------------------------------------------------------------
    850,000 Baker (J.) Inc. cv. deb. 7s, 2002                          722,500
    575,000 Food Lion, Inc. cv. deb. 144A 5s, 2003                     548,406
    305,000 Lowes Companies Inc. cv. deb. 3s, 2003                     398,025
    625,000 Michaels Stores, Inc. cv. sub. notes stepped-coupon
            4 3/4s, (6 3/4s, 1/15/96), 1/12/23                         537,500
    650,000 Office Depot Inc. cv. LYON zero %, 2008                    449,313
                                                                  -------------
                                                                     2,655,744
TELECOMMUNICATION (0.6%)
-------------------------------------------------------------------------------
    720,000 Cellular Communications, Inc. 144A cv. sub. deb.
            zero %, 1999                                               604,800

TOBACCO (0.8%)
-------------------------------------------------------------------------------
    975,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 +     725,156

TRANSPORTATION (0.6%)
-------------------------------------------------------------------------------
    500,000 Alaska Air Group cv. deb. 6 1/2s, 2005                     545,625
                                                                  -------------
            TOTAL CONVERTIBLE BONDS AND NOTES (cost $23,650,562)   $23,964,009

CONVERTIBLE PREFERRED STOCKS (19.1%)
PRINCIPAL AMOUNT                                                         VALUE

AUTOMOBILES (0.5%)
-------------------------------------------------------------------------------
$     6,600 General Motor Corp. Ser. C $3.25 dep. shs. cv. pfd.    $   438,075

AUTOMOTIVE (0.6%)
-------------------------------------------------------------------------------
      6,000 Ford Motor Co. Ser. A, $4.20, dep. shs. cv. pfd.           597,750

AUTOMOTIVE PARTS (0.5%)
-------------------------------------------------------------------------------
      7,100 Federal Mogul Corp. $3.875 cv. pfd.                        459,725

BANKING (0.6%)
-------------------------------------------------------------------------------
     16,000 Union Planters Corp. Ser. E, $2.00 cv. pfd.                592,000

BANKS (3.2%)
-------------------------------------------------------------------------------
      3,200 Citicorp Ser. 13, $5.375 cv. pfd.                          582,400
      5,500 National City Corp. $4.00 cv. pfd.                         390,500
      7,500 Peoples Bank Ser. A, $4.25 cv. pfd.                        905,625
     16,150 Southern National Corp. Ser A, $1.6875 cv. pfd.            637,925
      8,700 Sovereign Bancorp Inc. $3.13 cv. pfd.                      491,550
                                                                  -------------
                                                                     3,008,000
BASIC INDUSTRIAL PRODUCTS (0.6%)
-------------------------------------------------------------------------------
     11,750 Corning Delaware (L.P.) $3.00 cv. pfd.                     609,531

BUSINESS EQUIPMENT AND SERVICES (0.7%)
-------------------------------------------------------------------------------
     17,250 Unisys Corp. Ser. A, $3.75 cv. pfd.                        683,531

COMPUTERS (0.3%)
-------------------------------------------------------------------------------
      4,200 Storage Technology Corp. $3.25 cv. pfd.                    259,875

CONSUMER SERVICES (0.8%)
-------------------------------------------------------------------------------
     11,900 Service Corp. International $6.25 cv. pfd.                 749,700

FOOD (0.6%)
-------------------------------------------------------------------------------
     12,000 Chiquita Brands Intl. Inc. Ser. A $5.75, cv. pfd.          580,500

HEALTH CARE AND HMOS (0.5%)
-------------------------------------------------------------------------------
     18,725 FHP International Corp. Ser. A $1.25 cv. pfd.              456,422

INSURANCE (1.7%)
-------------------------------------------------------------------------------
     11,000 American General Delaware Corp. $3.00 cv. pfd              583,000
      8,700 Penncorp Financial Group Inc. $6.75 cv. pfd.               511,125
      8,600 St Paul Capital LLC $3.00 cv. pfd.                         476,225
                                                                  -------------
                                                                     1,570,350
METALS AND MINING (1.7%)
-------------------------------------------------------------------------------
      2,400 Alumax, Inc. Ser. A, $4.00 cv. pfd.                        343,200
     26,500 Freeport-McMoRan Copper Co., Inc. stepped-coupon
            $1.25 ($1.75, 8/1/96)                                      642,625
     16,000 Pittston Mineral Corp. $6.25, cv. pfd.                     576,000
                                                                  -------------
                                                                     1,561,825

PRINCIPAL AMOUNT                                                         VALUE

NON-FERROUS METALS (0.5%)
-------------------------------------------------------------------------------
$     9,100 Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                 $   473,200

OFFICE EQUIPMENT (0.3%)
-------------------------------------------------------------------------------
      3,000 Alco Standard Corp. $5.030 cv. pfd.                        243,000

OIL AND GAS (2.9%)
-------------------------------------------------------------------------------
      8,000 Diamond Shamrock, Inc. 144A $2.50 cv. pfd.                 428,000
     20,000 Noble Drilling Corp. $1.50 cv. pfd.                        480,000
      6,925 Occidental Petroleum Corp. 144A $3.875 cv. pfd.            382,606
     14,300 Reading & Bates Corp. $1.625 cv. pfd.                      513,013
     11,300 Tejas Gas Corp. $2.65 cv. pfd.                             524,038
      8,250 Unocal Corp. 144A $3.50, cv. pfd.                          445,500
                                                                  -------------
                                                                     2,773,157
REIT's (0.2%)
-------------------------------------------------------------------------------
      9,500 Tanger Factory Outlet Centers $1.575 cv. pfd.              218,500

REAL ESTATE (0.5%)
-------------------------------------------------------------------------------
      8,400 Rouse Co. Ser. A, $3.25 cv. pfd.                           449,400

SAVINGS AND LOANS (0.6%)
-------------------------------------------------------------------------------
      9,000 Roosevelt Financial Group $3.25 cv. pfd.                   598,500

STEEL (0.4%)
-------------------------------------------------------------------------------
      7,300 WHX Corp. Ser. A, $3.25 cv. pfd.                           356,788

TEXTILES (0.7%)
-------------------------------------------------------------------------------
     14,000 Fieldcrest Cannon Ser. A, $3.00, cv. pfd.                  700,000

TRANSPORTATION (0.7%)
-------------------------------------------------------------------------------
      8,500 Burlington Northern, Inc. Ser. A, $3.125, cum. cv. pfd.    624,746
                                                                  -------------
            TOTAL CONVERTIBLE PREFERRED STOCKS (cost $17,163,183)  $18,004,575

UNITS (2.5%)
NUMBER OF UNITS                                                          VALUE
         60 Celcaribe S.A. 144A units stepped-coupon zero %
            (13 1/2s, 3/15/98), 2004 ++                            $   522,000
        300 Cellnet Data Systems Inc. units stepped-coupon
            zero % (13s, 6/15/05), 2005 ++                             168,000
        250 In-Flight Phone Corp. units stepped-coupon zero %
            (14s, 5/15/98), 2002 ++                                     90,000
        198 Intelcom Group (USA) Inc., 144A units stepped-coupon
            zero %, (13 1/2s, 9/15/99), 2005 ++                      1,089,000
        500 Total Renal Care, Inc. units stepped-coupon zero %
            (12s, 8/15/99), 2004 ++                                    460,000
                                                                  -------------
            TOTAL UNITS (cost $2,294,934)                          $02,329,000

PREFERRED STOCKS (2.0%)*
NUMBER OF SHARES                                                         VALUE

      4,000 California Federal Bank Ser. B, $10.625 exch. pfd.     $   429,000
      3,000 First Nationwide Bank $11.50 pfd.                          321,000
      5,000 Pantry Pride Inc. Ser. B, $14.875 pfd.                     515,000
      2,200 SDW Holdings Corp. 144A units $15.00 pfd.                  605,000
                                                                  -------------
            TOTAL PREFERRED STOCKS (cost $1,857,424)               $ 1,870,000

COMMON STOCKS (0.2%)*+ (cost $282,500)
NUMBER OF SHARES        VALUE
     20,000 Grand Union Co.^ (acquired 6/30/95, cost $282,500) +   $   272,500

WARRANTS (--%)*+ (cost $7,123)
NUMBER OF                                          EXPIRATION
WARRANTS                                                 DATE            VALUE
      1,001 Petracom Holdings, Inc. Warrants           8/1/05      $     7,132

SHORT-TERM INVESTMENTS (5.6%)* (cost $5,348,857)
PRINCIPAL AMOUNT                                                         VALUE
$ 5,348,000 Interest in $517,279,000 joint repurchase agreement dated August 31, 1995 Morgan (J.P.) & Co. due Sep-
            tember 1, 1995 with respect to various U.S. Treasury
            obligations -- maturity value of $5,348,857 for an
            effective yield of 5.77%                               $ 5,348,857
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS (cost $92,672,374)***                $94,106,006
-------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $94,513,968, which corres-pond to a net asset value of $25.52.
 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.
 +* Income may be received in cash or additional securities at the discretion of the issuer.
  + Non-income-producing security.
  ^ Restricted, excluding 144A securities, as to public resale. At the date of acquisition, these securities were valued at cost. There were no outstanding unrestricted securities of the same class as those held. Total market value of restricted securities owned at August 31, 1995 was $272,500 or less than 1% of net assets.
*** The aggregate identified cost on a tax cost basis is $92,672,374, resulting in gross unrealized appreciation and depreciation of $5,296,928 and $3,863,296, respectively, or net unrealized appreciation of $1,433,632.

    The rates shown on variable rate securities are the current interest rates at August 31, 1995, which are the subject to change based on the terms of the security.

    144A after the name of a security represents those exempt from registration under rule 144A of the Securities Act of 1933. These securities may be re-sold in transactions exempt from registration, normally to qualified insti-tutional buyers.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995 (Unaudited)

ASSETS
-------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $92,672,374) (Note 1)                             $94,106,006
Cash                                                                   384,208
Dividends, interest and other receivables                            1,424,023
Receivable for securities sold                                         198,211
Unamortized organization expense                                        34,906
-------------------------------------------------------------------------------
TOTAL ASSETS                                                       $96,147,354

LIABILITIES
-------------------------------------------------------------------------------
Payable for securities purchased                                       651,422
Payable for compensation of Manager (Note 3)                           219,621
Payable for administrative services (Note 3)                             1,808
Payable for compensation of Trustees (Note 3)                            2,221
Payable for investor servicing and custodian fees (Note 3)              35,769
Payable for organization and offering expense (Note 2)                 711,382
Other accrued expenses                                                  11,163
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    1,633,386
-------------------------------------------------------------------------------
NET ASSETS                                                         $94,513,968

REPRESENTED BY
-------------------------------------------------------------------------------
Paid-in capital (Note 1)                                           $91,926,818
Undistributed net investment income (Note 1)                         1,115,739
Accumulated net realized gain on investment transactions
(Notes 1 and 4)                                                         37,779
Net unrealized appreciation of investments                           1,433,632
-------------------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING                                         $94,513,968

COMPUTATION OF NET ASSET VALUE
-------------------------------------------------------------------------------
Net asset value per share ($94,513,968 divided by 3,704,000 shares)     $25.52
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
August 31, 1995 (Unaudited)

INVESTMENT INCOME:
-------------------------------------------------------------------------------
Interest                                                            $1,194,898
-------------------------------------------------------------------------------
Dividends                                                              205,023
-------------------------------------------------------------------------------
Total investment income                                              1,399,921
-------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------------------------
Compensation of Manager (Note 3)                                       219,621
-------------------------------------------------------------------------------
Investor servicing fees (Note 3)                                        43,377
-------------------------------------------------------------------------------
Compensation of Trustees (Note 3)                                        2,221
-------------------------------------------------------------------------------
Reports to shareholders                                                  3,764
-------------------------------------------------------------------------------
Auditing                                                                 3,615
-------------------------------------------------------------------------------
Legal                                                                    3,357
-------------------------------------------------------------------------------
Postage                                                                    936
-------------------------------------------------------------------------------
Registration fees                                                          124
-------------------------------------------------------------------------------
Administrative services (Note 3)                                         1,808
-------------------------------------------------------------------------------
Amortization of organization expenses (Note 3)                           3,293
-------------------------------------------------------------------------------
Other                                                                    2,066
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                         284,182
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                1,115,739
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 4)                        37,779
-------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period         1,433,632
-------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                              1,471,411
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,587,150
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                JUNE 29, 1995*
                                                              (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                     AUGUST 31
                                                                          1995
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                                              $ 1,115,739
-------------------------------------------------------------------------------
Net realized gain on investments                                        37,779
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                           1,433,632
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                      2,587,150
-------------------------------------------------------------------------------
Increase from capital share transactions                            91,826,818
-------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                        94,413,968
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                                    100,000
-------------------------------------------------------------------------------
END OF PERIOD (including undistributed net investment
income of $1,115,739)                                              $94,513,968
-------------------------------------------------------------------------------
NUMBER OF FUND SHARES
-------------------------------------------------------------------------------
Shares outstanding at beginning of period                                4,000
-------------------------------------------------------------------------------
Shares issued in connection with public offering (Note 2)            3,700,000
-------------------------------------------------------------------------------
SHARES OUTSTANDING AT END OF PERIOD                                $ 3,704,000
-------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
                                                              JUNE 29, 1995*
                                                            (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                                   AUGUST 31
                                                                        1995
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $24.82
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                                    .30
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          .40
-------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         .70
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $25.52
-------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                           $24.50
-------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT MARKET VALUE (%) (b)                        -2.00(a)
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)                             $94,514
-------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                              .30(a)
-------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                1.19(a)
-------------------------------------------------------------------------------
Portfolio turnover (%)                                                  9.8
-------------------------------------------------------------------------------

(a) Not annualized.
(b) Total investment return assumes dividend reinvestment.
  * Unaudited.

NOTES TO FINANCIAL STATEMENTS
August 31, 1995 (Unaudited)


NOTE 1
SIGNIFICANT ACCOUNTING POLICIES
Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities. The follow-ing is a summary of significant accounting policies followed by the fund in pre-paration of its financial statements. The policies are in conformity with gene-ral accepted accounting principles.

A) SECURITY VALUATION Investments for which market quotations are readily avail-able are stated at market value, which is determined using the last reported sa-le price, or, if no sales are reported -- as in the case of some securities tra-ded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the last reported bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes and certain pre-ferred stocks or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size tra-ding units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are ge-nerally recognized by institutional traders. Short-term investments having re-maining maturities of 60 days or less are stated at amortized cost, which appro-ximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) JOINT TRADING ACCOUNT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account, along with the cash of other registered investment compa-nies managed by Putnam Investment Management, Inc. (Putnam Management), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., and cer-tain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) REPURCHASE AGREEMENTS The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Discount on zero coupon bonds, original issue discount bonds and step-up bonds is accreted according to the effective yield method. Certain securities held by the fund pay interest in the form of additional securities is recorded on the accrual basis at the lower of the coupon rate or market value of the securities to be received, and is allocated to the cost of the securities received on the payment day.

E) FEDERAL TAXES It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid im-position of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and for excise tax on income and capital gains.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders are recorded by the fund on the ex-dividend date. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences in-clude payment in kind income, market discount and defaulted interest income. Re-classifications are made to the fund's capital accounts to reflect income and gains available for distributions (or available capital loss carryovers) under income tax regulations.

G) UNAMORTIZED ORGANIZATION EXPENSES Expenses incurred by the fund in connection with its organization aggregated $38,199. These expenses are being amortized on a straight line basis over a five year period. The fund will reimburse Putnam Management for the payment of these expenses.


NOTE 2
INITIAL CAPITALIZATION AND OFFERING OF SHARES
The fund was established as a Massachusetts business trust on February 23, 1995. During the period February 23, 1995 to June 28, 1995 the fund had no operations other than those related to organizational matters, including the initial capi-tal contribution of $100,000, and the issuance of 4,000 shares to Putnam Mutual Funds Corp. on June 12, 1995.

On June 29, 1995, the fund completed the initial public offering of 3,700,000 of its shares for which it received net proceeds of $92,500,000 before deducting $673,182 of initial offering expense. The fund will reimburse Putnam Management for the payment of these expenses.

NOTE 3
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS
Compensation of Putnam Management, for management and investment advisory servi-ces is computed and paid quarterly at an annual rate of 1.10% of the average net assets of the fund, subject to reductions in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund compensates the Manager for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

The fund also reimburses the Manager for the compensation and related expenses of certain officers of the fund and their staff who provide administrative ser-vices to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $100 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Manager and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.


NOTE 4
PURCHASES AND SALES OF SECURITIES
During the period ended August 31, 1995, purchases and sales of investment secu-rities other than short-term investments aggregated $93,631,288 and $6,516,814, respectively. There were no purchases and sales of U.S. government obligations during the period ended August 31, 1995. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

SELECTED QUARTERLY DATA
(Unaudited)
                                                          NET REALIZED              NET
                                                         AND UNREALIZED         INCREASE IN
                INVESTMENT         NET INVESTMENT            GAIN ON             NET ASSETS              NET ASSETS
                  INCOME                INCOME             INVESTMENTS         FROM OPERATIONS            AVAILABLE
QUARTER                 PER                   PER                   PER                   PER                      PER
  ENDED      TOTAL     SHARE       TOTAL     SHARE       TOTAL     SHARE       TOTAL     SHARE        TOTAL       SHARE
-------------------------------------------------------------------------------------------------------------------------
8/31/95   $1,399,921    $.38    $1,115,739    $.30    $1,471,411    $.40    $2,587,150    $.70    $94,513,968    $25.52

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman                   William F. Pounds, Vice Chairman
Jameson Adkins Baxter                     Hans H. Estin
John A. Hill                              Elizabeth T. Kennan
Lawrence J. Lasser                        Robert E. Patterson
Donald S. Perkins                         George Putnam, III
Eli Shapiro                               A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam                             Charles E. Porter
President                                 Executive Vice President

Patricia C. Flaherty                      Lawrence J. Lasser
Senior Vice President                     Vice President

Gordon H. Silver                          Peter Carman
Vice President                            Vice President

Brett C. Browchuk                         Hugh H. Mullin
Vice President                            Vice President and Fund Manager

Jennifer E. Leichter                      William N. Shiebler
Vice President and Fund Manager           Vice President

John R. Verani                            Paul M. O'Neil
Vice President                            Vice President

John D. Hughes                            Beverly Marcus
Vice President and Treasurer              Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV or to request Putnam's quarterly Closed-End Fund Commentary.

                                                        ---------------
PUTNAM INVESTMENTS                                      Bulk Rate
                                                        U.S. Postage
THE PUTNAM FUNDS                                        PAID
One Post Office Square                                  Putnam
Boston, Massachusetts 02109                             Investments
                                                        ---------------







20662-224


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